Financial instruments	12 Months Ended
Dec. 31, 2024
Financial instruments
Financial instruments

Note 20 – Financial instruments

A.	Risk management policy

The actions of the Group expose it to various financial risks, such as a credit risk, market risk (including a foreign currency risk and share price risk), liquidity risk and cash flow risk for the interest rate. The comprehensive risk-management policy of the Group focuses on actions to limit the potential negative impacts on financial performance of the Group to a minimum. The Group does not typically use derivative financial instruments in order to hedge exposures. Risk management is performed by the Group’s Chief Executive Officer in accordance with the policy approved by the board of directors.

The Group Audit Committee oversees how management monitors compliance with the Group’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The Group Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

B.	Credit risk

The Group does not have a significant concentration of credit risks.

The cash of the Group is deposited in Israeli, European and U.S. banking corporations. In the estimation of the Group’s management, the credit risk for these financial instruments is low.

In the estimation of the Group’s management, it does not have any material expected credit losses.

C.	Market risk
(1)	Foreign currency risk

A currency risk is the risk of fluctuations in a financial instrument as a result of changes in the exchange rate of the foreign currency.

The following is the classification and linkage terms of the financial instruments of the Group:

	NIS	USD	Other	Total
December 31, 2024
Cash	13,035	297,577	6,557	317,169
Bank deposits	91,069	349,721	—	440,790
Restricted deposits	428	389	488	1,305
Trade receivables (net)	56	4,449	4,636	9,141
Other receivables	882	341	2,165	3,388
Investment in securities	—	86,190	—	86,190
	105,470	738,667	13,846	857,983
Financial liabilities at amortized cost	(8,188)	(9,657)	(7,196)	(25,041)
Total net financial assets	97,282	729,010	6,650	832,942

December 31, 2023
Cash	24,537	278,993	6,041	309,571
Bank deposits	110,881	431,086	—	541,967
Restricted deposits	555	386	—	941
Trade receivables (net)	67	8,193	4,450	12,710
Other receivables	5,126	2,935	1,452	9,513
Investment in securities	—	138,446	—	138,446
	141,166	860,039	11,943	1,013,148
Financial liabilities at amortized cost	(9,415)	(10,019)	(11,161)	(30,595)
Total net financial assets	131,751	850,020	782	982,553

The following is a sensitivity analysis of changes to profit (loss) and equity in the exchange rate of the NIS as of December 31:

	2023	2024
Increase at a rate of 5%	6,588	4,864
Increase at a rate of 10%	13,175	9,728
Decrease at a rate of 5%	(6,588)	(4,864)
Decrease at a rate of 10%	(13,175)	(9,728)

(2)	Share price risk

During 2022, the Group acquired shares of Stratasys Ltd. (“Stratasys”), a technology company traded on the Nasdaq Stock Exchange and engaged in the 3D printing solutions area, for an amount of $177,775. As of December 31, 2024, the Company owns 9,695,115 of Stratasys’ ordinary shares, with a value of approximately $86,190 (2023: $138,446) which constitute, as of December 31, 2024, approximately 13.52% (2023: 14.02%) of Stratasys’ ordinary shares. Therefore, a revaluation loss was recorded in the amount of $52,256 (2023: gain of $23,462). A change of 1% in Stratasys’ share price would have impact our profit or loss by the amount of $862 (2023: $1,384).

On July 24, 2022, Stratasys’ board of directors approved a poison pill mechanism, which will block the possibility of controlling or having a significant influence on Stratasys without the approval of Stratasys’ board of directors. In accordance with the approved poison pill, when there will be a shareholder who owns 15% of Stratasys, every other shareholder will be entitled to purchase a new share issued to such shareholder by Stratasys at a price of $0.01 per share, and in this way will be able to dilute the shareholder who owns 15%, which is not entitled to this right, unless the purchase of the shares that reached the 15% threshold was approved by the Stratasys’ board of directors. The poison pill was valid for one year, until July 24, 2023.

On December 21, 2023, Stratasys’ board of directors approved a new poison pill mechanism, which is substantially a duplication of the previous poison pill, with some minor changes (the “Revised Poison Pill”). The Revised Poison Pill was initially valid for one year, until December 2024, and thereafter was extended by Stratasys’ board of directors for an additional one year period, ending December 19, 2025.

D.	Fair value of financial instruments

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade receivables, other receivables, trade payables and other payables are the same or proximate to their fair value.

The table below presents an analysis of financial instruments measured at fair value through profit or loss using a valuation methodology in accordance with the fair value hierarchy levels (for a definition of the various hierarchy levels, see Note 2.E regarding the basis of preparation of the financial statements).

December 31, 2024

	Level 1	Level 2	Total
Financial assets:
Traded shares	86,190	—	86,190
Total assets:	86,190	—	86,190
Financial liabilities:
Total liabilities	—	—	—

December 31, 2023

	Level 1	Level 2	Total
Financial assets:
Traded shares	138,446	—	138,446
Total assets:	138,446	—	138,446
Financial liabilities:
Liability in respect of warrants	—	56	56
Total liabilities	—	56	56
Presented under current liabilities	—	56	56

E.	Liquidity risk

The table below presents the repayment dates of the Group’s financial liabilities based on the contractual terms in undiscounted amounts:

		More than
	First year	a year	Total
December 31, 2024
Trade payables	4,249	—	4,249
Other payables	8,242	—	8,242
Lease liabilities	3,968	6,547	10,515
Bank loan	138	276	414
Liability in respect of government grants	167	843	1,010
	16,764	7,666	24,430
December 31, 2023
Trade payables	4,696	—	4,696
Other payables	9,838	—	9,838
Financial derivatives and deferred consideration	56	—	56
Lease liabilities	4,473	8,742	13,215
Bank loan	38	595	633
Liability in respect of government grants	262	1,895	2,157
	19,363	11,232	30,595